Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Statement of comprehensive income [abstract]
Profit/(loss) for the period	$ (338,777)	$ 473,238	[1]	$ 112,230	[1]
Items that will never be reclassified to profit or loss:
Remeasurements of the defined benefit liability (asset) (Note 17)	1,453	(97)		(1,223)
Items that are or may be reclassified to profit or loss:
Foreign currency translation differences (Note 6)	(482)	636		(112)
Cash flow hedges - effective portion of changes in fair value (Note 14)	9,852	(2,873)		(1,885)
Equity-accounted investees - share of other comprehensive income (Note 25)	951	(2)		(720)
Other comprehensive income (expense), net of tax	11,774	(2,336)		(3,940)
Total comprehensive income (expense) for the period	(327,003)	470,902		108,290
Attributable to:
Owners of the company	$ (327,003)	$ 470,902		$ 108,290

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on the profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised. Please refer to Note 1.6 for further details.